Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about fixed assets
	2025
	PV + Storage	Wind farms	Others	Total
	USD in thousands
Cost:
As of January 1, 2025	1,905,172	1,992,516	18,852	3,916,540
Additions	2,339,305	18,800	3,943	2,362,048
Translation differences	128,183	260,782	1,200	390,165
Cost as of December 31, 2025	4,372,660	2,272,098	23,995	6,668,753

Accumulated depreciation:
As of January 1, 2025	47,386	165,752	4,210	217,348
Depreciation expenses	58,822	74,866	1,920	135,608
Translation differences	8,774	25,076	529	34,379
Accumulated depreciation as of December 31, 2025	114,982	265,694	6,659	387,335

Carrying value as of December 31, 2025	4,257,678	2,006,404	17,336	6,281,418

	2024
	PV + Storage	Wind farms	Others	Total
	USD in thousands
Cost:
As of January 1, 2024	1,179,394	1,894,508	8,114	3,082,016
Additions	666,740	183,839	10,774	861,353
Initial consolidation	49,831	-	-	49,831
Reclassification from contract assets according to IFRIC 12 (*)	99,416	-	-	99,416
Classification to disposal group held for sale (**)	(77,911)	-	-	(77,911)
Translation differences	(12,298)	(85,831)	(36)	(98,165)
Cost as of December 31, 2024	1,905,172	1,992,516	18,852	3,916,540

Accumulated depreciation:
As of January 1, 2024	25,590	106,179	2,878	134,647
Depreciation expenses	30,675	65,948	1,360	97,983
Classification to disposal group held for sale (**)	(7,725)	-	-	(7,725)
Translation differences	(1,154)	(6,375)	(28)	(7,557)
Accumulated depreciation as of December 31, 2024	47,386	165,752	4,210	217,348

Carrying value as of December 31, 2024	1,857,786	1,826,764	14,642	3,699,192

(*)	At the beginning of 2024, the Company reclassified cluster of PV projects in Israel from contract assets to fixed assets due to significant changes to terms of the concession agreement.

(**)
At the end of 2024, the Company reclassified a cluster of PV + Storage projects in Israel to disposal group held for sale according to the Company’s intention of selling the projects, for additional information please see Note 7.